Guarantor and Non-Guarantor Financial Information (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Current Assets
Cash and cash equivalents	$ 153.5	$ 256.4	$ 229.7	$ 319.8
Inventories	931.0	945.5
Other current assets	454.6	393.3
Total Current Assets	1,539.1	1,595.2
Property, Plant, and Equipment - Net	1,265.6	1,142.5
Investments in Subsidiaries	0	0
Intercompany Receivable	0	0
Other Noncurrent Assets
Goodwill	3,098.2	3,052.9	3,054.6
Other intangible assets - net	3,024.3	3,089.4
Other noncurrent assets	144.9	151.8
Total Other Noncurrent Assets	6,267.4	6,294.1
Total Assets	9,072.1	9,031.8	9,115.2
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	891.0	596.8
Noncurrent Liabilities
Long-term debt	1,879.8	1,967.8
Deferred income taxes	1,020.7	987.2
Intercompany payable	0	0
Other noncurrent liabilities	251.0	331.2
Total Noncurrent Liabilities	3,151.5	3,286.2
Total Liabilities	4,042.5	3,883.0
Total Shareholders' Equity	5,029.6	5,148.8	5,163.4	5,292.3
Total Liabilities and Shareholders' Equity	9,072.1	9,031.8
Eliminations [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	(3.7)	(13.6)
Other current assets	(10.1)	(14.7)
Total Current Assets	(13.8)	(28.3)
Property, Plant, and Equipment - Net	0	0
Investments in Subsidiaries	(12,668.8)	(11,954.1)
Intercompany Receivable	(1,447.7)	(1,280.8)
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	0
Other noncurrent assets	0	0
Total Other Noncurrent Assets	0	0
Total Assets	(14,130.3)	(13,263.2)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	(10.1)	(14.7)
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0
Intercompany payable	(2,792.9)	(2,519.2)
Other noncurrent liabilities	0	0
Total Noncurrent Liabilities	(2,792.9)	(2,519.2)
Total Liabilities	(2,803.0)	(2,533.9)
Total Shareholders' Equity	(11,327.3)	(10,729.3)
Total Liabilities and Shareholders' Equity	(14,130.3)	(13,263.2)
The J.M. Smucker Company (Parent) [Member]
Current Assets
Cash and cash equivalents	6.8	108.0	108.3	206.8
Inventories	0	0
Other current assets	360.2	335.1
Total Current Assets	367.0	443.1
Property, Plant, and Equipment - Net	233.6	230.9
Investments in Subsidiaries	8,367.6	7,950.9
Intercompany Receivable	0	0
Other Noncurrent Assets
Goodwill	1,082.0	1,082.0
Other intangible assets - net	505.5	509.8
Other noncurrent assets	70.4	72.0
Total Other Noncurrent Assets	1,657.9	1,663.8
Total Assets	10,626.1	10,288.7
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	595.9	317.8
Noncurrent Liabilities
Long-term debt	1,879.8	1,967.8
Deferred income taxes	107.6	97.5
Intercompany payable	2,792.9	2,519.2
Other noncurrent liabilities	220.3	237.6
Total Noncurrent Liabilities	5,000.6	4,822.1
Total Liabilities	5,596.5	5,139.9
Total Shareholders' Equity	5,029.6	5,148.8
Total Liabilities and Shareholders' Equity	10,626.1	10,288.7
Subsidiary Guarantors [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	173.3	225.9
Other current assets	9.9	3.3
Total Current Assets	183.2	229.2
Property, Plant, and Equipment - Net	551.1	445.1
Investments in Subsidiaries	4,063.3	3,856.6
Intercompany Receivable	315.5	324.8
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	0
Other noncurrent assets	11.1	13.7
Total Other Noncurrent Assets	11.1	13.7
Total Assets	5,124.2	4,869.4
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	103.8	104.9
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0
Intercompany payable	0	0
Other noncurrent liabilities	12.8	18.1
Total Noncurrent Liabilities	12.8	18.1
Total Liabilities	116.6	123.0
Total Shareholders' Equity	5,007.6	4,746.4
Total Liabilities and Shareholders' Equity	5,124.2	4,869.4
Non-Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	146.7	148.4	121.4	113.0
Inventories	761.4	733.2
Other current assets	94.6	69.6
Total Current Assets	1,002.7	951.2
Property, Plant, and Equipment - Net	480.9	466.5
Investments in Subsidiaries	237.9	146.6
Intercompany Receivable	1,132.2	956.0
Other Noncurrent Assets
Goodwill	2,016.2	1,970.9
Other intangible assets - net	2,518.8	2,579.6
Other noncurrent assets	63.4	66.1
Total Other Noncurrent Assets	4,598.4	4,616.6
Total Assets	7,452.1	7,136.9
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	201.4	188.8
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	913.1	889.7
Intercompany payable	0	0
Other noncurrent liabilities	17.9	75.5
Total Noncurrent Liabilities	931.0	965.2
Total Liabilities	1,132.4	1,154.0
Total Shareholders' Equity	6,319.7	5,982.9
Total Liabilities and Shareholders' Equity	$ 7,452.1	$ 7,136.9